UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to:

JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed–End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2015

(Unaudited)

ADMINISTRATOR BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

August 28, 2015

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2015 Semi-Annual Report for Plan Investment Fund, Inc. (“PIF”).

PIF is available exclusively to Blue Cross and Blue Shield entities. The two Ultrashort Duration portfolios, the Government/REPO portfolio, and the Money Market portfolio provide the Blue System with a range of choices for overnight and ultra-short term investment horizons. The overall objective of these funds continues to be focused on providing a regular stream of income with minimal volatility, adequate liquidity and capital preservation.

Management is keenly aware of the regulatory changes that are facing our industry through money market reform, and we remain committed to our investors by providing premier investment solutions.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIF money market portfolios seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the portfolios.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

This report is intended for shareholders of the Funds and is preceded or accompanied by a current prospectus.

Government/REPO Portfolio (Unaudited) Schedule of Investments June 30, 2015

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS IN SECURITIES — 100.0%
REPURCHASE AGREEMENTS — 100.0%
$3,000,000	BNP Paribas Securities Co. To be repurchased at $3,000,008 (collateralized by $2,842,882 par amount of a Federal National Mortgage Backed Security, Government National Mortgage Association, a Gold Participating Certificate and a Tennessee Valley Authority Bond, 1.50% to 8.50%; due 12/15/2022 to 04/20/2044; Total Fair Value $3,062,234)	0.10%	07/01/15	$3,000,000
6,000,000	Goldman Sachs & Co. To be repurchased at $6,000,022 (collateralized by $5,595,305 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 4.00% to 6.50%; due 11/01/2022 to 02/01/2045; Total Fair Value $6,180,000)	0.13%	07/01/15	6,000,000
5,608,000	HSBC Securities (USA), Inc. To be repurchased at $5,608,016 (collateralized by $5,710,000 par amount of a U.S. Treasury Note, 0.50%; due 06/15/2016; Total Fair Value $5,722,606)	0.10%	07/01/15	5,608,000
6,000,000	Morgan Stanley Co., LLC To be repurchased at $6,000,015 (collateralized by $5,730,384 par amount of a Government National Mortgage Association, 4.00%; due 03/20/2045; Total Fair Value $6,120,000)	0.09%	07/01/15	6,000,000
5,000,000	RBC Capital Markets, LLC To be repurchased at $5,000,013 (collateralized by $4,744,103 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Association and Gold Participating Certificates, 2.34% to 4.50%; due 02/01/2026 to 11/20/2044; Total Fair Value $5,149,927)	0.09%	07/01/15	5,000,000
1,000,000	TD Securities (USA), LLC To be repurchased at $1,000,003 (collateralized by $999,400 par amount of a U.S. Treasury Note, 2.50%; due 5/15/2024; Total Fair Value $1,020,013)	0.10%	07/01/15	1,000,000

See accompanying notes to financial statements.

Government/REPO Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$7,000,000	TD Securities (USA), LLC To be repurchased at $7,000,023 (collateralized by $7,036,388 par amount of a U.S. Treasury Bill, U.S. Treasury Note, Federal National Mortgage Backed Security and a Gold Participating Certificate, 0.00% to 4.00%; due 06/23/2016 to 04/01/2045; Total Fair Value $7,150,253)	0.12%	07/01/15	$7,000,000
	Total Repurchase Agreements (Cost $33,608,000)			33,608,000
	Total Investments in Securities — 100.0% (Cost $33,608,000) *			33,608,000
	Liabilities in excess of Other Assets — (0.0)% **			(10,343)
	Net Assets — 100.0%			$33,597,657
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%.

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2015

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 83.3%
U.S. TREASURY OBLIGATION — 1.2%
$5,000,000	U.S. Treasury Bill (1)	0.30%	06/23/16	$4,985,556
	Total U.S. Treasury Obligations (Cost $4,985,556)			4,985,556

AGENCY OBLIGATION — 1.4%
6,024,000	Federal Home Loan Bank (1)	0.06%	07/15/15	6,023,871
	Total Agency Obligations (Cost $6,023,871)			6,023,871

BANK OBLIGATIONS — 25.5%
CERTIFICATES OF DEPOSIT — 6.0%
7,000,000	BMO Harris Bank NA (2)	0.29%	08/27/15	7,000,000
10,000,000	Citibank NA	0.29%	07/06/15	10,000,000
8,000,000	State Street Bank and Trust Co. (2)	0.32%	10/01/15	8,000,000
				25,000,000
YANKEE CERTIFICATES OF DEPOSIT — 19.5%
9,000,000	Bank of Montreal, Chicago (2)	0.26%	07/16/15	9,000,000
8,000,000	Bank of Nova Scotia, Houston (2)	0.29%	11/06/15	8,000,000
4,500,000	Bank of Tokyo-Mitsubishi UFG Ltd., New York (2)	0.33%	10/28/15	4,500,000
8,000,000	Credit Industriel ET Commercial, New York	0.38%	08/03/15	8,000,000
4,000,000	Credit Industriel ET Commercial, New York (2)	0.31%	09/16/15	4,000,000
8,000,000	National Australia Bank Ltd., New York (2)	0.26%	07/10/15	8,000,000
5,000,000	National Bank of Canada, New York (2)	0.30%	10/20/15	5,000,000
6,000,000	National Bank of Canada, New York (2)	0.34%	12/24/15	6,000,000
6,000,000	Norinchukin Bank, New York (2)	0.34%	11/12/15	6,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York (2)	0.33%	12/08/15	12,000,000
5,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.30%	07/20/15	5,000,000
6,500,000	Toronto Dominion Bank, New York	0.30%	07/15/15	6,500,000
				82,000,000
	Total Bank Obligations (Cost $107,000,000)			107,000,000

CORPORATE DEBT — 49.5%
COMMERCIAL PAPER — 49.5%
ASSET-BACKED SECURITIES — 25.0%
7,000,000	Antalis US Funding Corp. (1) (3)	0.14%	07/02/15	6,999,972
5,000,000	Antalis US Funding Corp. (1) (3)	0.14%	07/06/15	4,999,903
5,000,000	Bedford Row Funding Corp. (2) (3)	0.31%	11/20/15	5,000,000
10,000,000	Chariot Funding LLC (1) (3)	0.35%	11/30/15	9,985,222

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$8,000,000	Collateralized CP Co., LLC (1)	0.25%	09/17/15	$7,995,667
10,000,000	CRC Funding LLC (1)	0.31%	09/21/15	9,992,939
5,000,000	CRC Funding LLC (1)	0.34%	11/02/15	4,994,144
14,000,000	Nieuw Amsterdam Receivables Corp. (1) (3)	0.30%	08/04/15	13,996,033
10,000,000	Starbird Funding Corp (1) (3)	0.27%	09/09/15	9,994,750
15,000,000	Victory Receivables Corp (1) (3)	0.11%	07/01/15	15,000,000
6,000,000	Working Capital Management Co. (1) (3)	0.15%	07/06/15	5,999,875
10,000,000	Working Capital Management Co. (1) (3)	0.13%	07/08/15	9,999,747
				104,958,252
FINANCIAL COMPANIES — 24.5%
7,000,000	BNP Paribas SA, New York (1)	0.30%	09/15/15	6,995,567
10,000,000	Credit Suisse, New York (1)	0.27%	09/01/15	9,995,350
10,000,000	Erste Abwicklungsanstalt (1) (3)	0.30%	10/29/15	9,990,000
17,000,000	General Electric Capital Corp. (2)	0.24%	10/19/15	17,000,000
7,000,000	Macquarie Bank Ltd. (1) (3)	0.41%	10/26/15	6,990,673
8,000,000	MUFG Union Bank NA (1)	0.05%	07/01/15	8,000,000
10,000,000	NRW Bank (1) (3)	0.10%	07/07/15	9,999,833
12,000,000	Skandinaviska Enskilda Banken AB (1) (3)	0.30%	08/25/15	11,994,500
12,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (1) (3)	0.30%	09/15/15	11,992,527
10,000,000	WestPac Banking Corp. (2) (3)	0.30%	04/04/16	10,000,000
				102,958,450
	Total Commercial Paper			207,916,702
	Total Corporate Debt (Cost $207,916,702)			207,916,702

VARIABLE RATE OBLIGATION — 2.4%
10,000,000	Jets Stadium Development LLC (4)	0.14%	04/01/47	10,000,000
	Total Variable Rate Obligations (Cost $10,000,000)			10,000,000

TIME DEPOSIT — 3.3%
13,933,000	Credit Agricole Corporate & Investment Bank SA	0.07%	07/01/15	13,933,000
	Total Time Deposits (Cost $13,933,000)			13,933,000
	Total Investments (Cost $349,859,129)			$349,859,129

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENT — 16.7%
$70,000,000	Morgan Stanley Co., LLC To be repurchased at $70,000,175 (collateralized by $66,844,765 par amount of Federal Farm Credit, Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 0.23% to 10.00%; due 09/15/2016 to 05/20/2045; Total Fair Value $71,400,000)	0.09%	07/01/15	$70,000,000
	Total Repurchase Agreement (Cost $70,000,000)			70,000,000
	Total Investments in Securities — 100.0% (Cost $419,859,129) *			419,859,129
	Liabilities in excess of Other Assets — (0.0)% **			(43,087)
	Net Assets — 100.0%			$419,816,042
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity.
(3)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment adviser to the Money Market Portfolio.

(4)	Variable rate security. Interest rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

NA	National Association

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2015

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

U.S. TREASURY OBLIGATIONS — 45.0% (1)
$15,950,000	U.S. Treasury Bill	0.20%	03/31/16	$15,929,361
3,500,000	U.S. Treasury Bill	0.21%	03/31/16	3,495,471
4,000,000	U.S. Treasury Bill	0.25%	05/26/16	3,992,116
	Total U.S. Treasury Obligations (Cost $23,411,112)			23,416,948

AGENCY OBLIGATIONS — 45.1%
123,552	Federal Home Loan Bank (2)	4.78%	01/25/17	128,412
283,916	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	296,465
348,545	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	365,285
359,446	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	380,164
197,335	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	205,765
157,014	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	164,560
532,177	Federal Home Loan Mortgage Corp. (2)	5.50%	11/01/21	548,787
340,726	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	363,197
262,485	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	274,452
145,126	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	151,235
363,922	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	01/15/23	364,939
248,000	Federal National Mortgage Association (2)	4.94%	08/01/15	248,188
113,380	Federal National Mortgage Association (2)	0.59%	08/25/15	113,356
397,417	Federal National Mortgage Association (2)	4.99%	10/01/15	400,420
720,000	Federal National Mortgage Association (2)	2.18%	11/01/15	719,398
990,765	Federal National Mortgage Association (2)	2.51%	11/01/15	990,153
150,357	Federal National Mortgage Association (2)	5.42%	11/01/15	150,765
1,000,000	Federal National Mortgage Association (2)	2.76%	01/01/16	1,001,874
82,648	Federal National Mortgage Association (2)	5.44%	02/01/16	83,923
660,829	Federal National Mortgage Association (2)	5.67%	02/01/16	663,811
845,970	Federal National Mortgage Association (2)	1.08%	02/25/16	847,471
455,216	Federal National Mortgage Association (2)	4.37%	04/01/16	460,797
712,924	Federal National Mortgage Association (2)	5.52%	05/01/16	716,307
1,323,237	Federal National Mortgage Association (2)	5.97%	08/01/16	1,366,597
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,004,059
364,665	Federal National Mortgage Association (2)	5.50%	09/01/18	382,765
937,926	Federal National Mortgage Association (2)	2.30%	04/01/19	957,473
415,057	Federal National Mortgage Association (2)	4.50%	10/01/19	434,466
313,537	Federal National Mortgage Association (2)	4.50%	07/01/20	328,557
700,000	FHLMC Multifamily Structured Pass Through Certificates	1.66%	11/25/16	706,163
419,426	Government National Mortgage Association	4.50%	09/15/18	440,551
224,022	Government National Mortgage Association	4.50%	06/15/19	236,290
62,118	Government National Mortgage Association	5.85%	07/20/58	64,273
278,551	Government National Mortgage Association	5.46%	07/20/59	289,945

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

AGENCY OBLIGATIONS (continued)

$269,092	Government National Mortgage Association	5.46%	08/20/59	$281,603
577,799	Government National Mortgage Association	5.47%	08/20/59	602,737
211,527	Government National Mortgage Association	5.59%	11/20/59	222,801
544,162	Government National Mortgage Association	5.50%	01/20/60	572,972
373,095	Government National Mortgage Association	5.41%	06/20/62	389,960
561,162	Government National Mortgage Association	5.40%	03/20/64	585,925
122,387	Government National Mortgage Association, CMO	5.00%	03/20/21	122,353
96,222	Government National Mortgage Association, CMO	2.16%	07/16/33	96,477
340,131	Government National Mortgage Association, CMO	1.70%	08/16/33	341,803
863,380	Government National Mortgage Association, CMO	1.32%	05/16/34	858,049
7,875	Government National Mortgage Association, CMO	2.21%	11/16/34	7,875
213,298	Government National Mortgage Association, CMO	2.21%	12/16/35	214,030
631,890	Government National Mortgage Association, CMO	3.00%	10/20/37	645,460
245,936	Government National Mortgage Association, CMO	2.00%	06/20/39	247,837
589,876	Government National Mortgage Association, CMO	5.47%	11/20/59	618,018
283,366	National Credit Union Administration Guaranteed Notes (3)	0.56%	11/06/17	283,040
13,057	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	13,103
34,873	Small Business Administration (3)	3.58%	04/25/16	34,834
299,403	Small Business Administration (3)	3.83%	09/25/17	303,464
408,181	Small Business Administration (3)	3.08%	06/25/22	430,815
414,871	Small Business Administration (3)	3.58%	08/25/22	442,797
275,518	Small Business Administration (3)	4.10%	03/25/24	301,723
	Total Agency Obligations (Cost $23,478,032)			23,468,539

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Concluded)

		Fair
Shares	Issuer	Value

REGISTERED INVESTMENT COMPANY — 9.9%

5,125,751	Dreyfus Treasury & Agency Cash Management Fund, 0.01% (4)	$5,125,751
	Total Registered Investment Company (Cost $5,125,751)	5,125,751
	Total Investments in Securities — 100.0% (Cost $52,014,895) *	52,011,238
	Other Assets in excess of Liabilities — 0.0% **	20,195
	Net Assets — 100.0%	$52,031,433
	Net Asset Value	$10.00

†	Maturity (date) disclosed represents the final maturity date of the security.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$52,015,119
	Unrealized appreciation	94,126
	Unrealized depreciation	(98,007)
	Net unrealized depreciation	$(3,881)

**	Less than 0.1%.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(4)	Rate periodically changes. Rate disclosed is the 7 day yield as of June 30, 2015.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.5%
$1,207,955	Banc of America Commercial Mortgage Trust (1)	5.38%	09/10/45	$1,220,683
2,097,000	Banc of America Commercial Mortgage Trust	5.39%	09/10/47	2,096,854
1,762,139	Banc of America Merrill Lynch Commercial Mortgage, Inc. (1)	5.12%	10/10/45	1,763,145
28,498	Bear Stearns Commercial Mortgage Securities Trust	5.74%	06/11/50	28,477
1,615,317	Citigroup/Deutsche Bank Commercial Mortgage Trust (1)	5.48%	01/15/46	1,627,132
500,000	Commercial Mortgage Trust (1) (2)	0.99%	03/15/29	499,431
1,314,205	Commercial Mortgage Trust (1)	5.22%	04/10/37	1,315,822
37,900	Commercial Mortgage Trust	5.70%	12/10/49	37,867
723,827	Credit Suisse Commercial Mortgage Trust	5.47%	09/15/39	747,686
1,700,000	GS Mortgage Securities Trust (1)	5.55%	04/10/38	1,709,644
79,138	JP Morgan Chase Commercial Mortgage Securities Trust (1)	4.94%	08/15/42	79,106
1,085,127	JP Morgan Chase Commercial Mortgage Securities Trust (1)	5.48%	12/12/44	1,095,329
171,968	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	173,837
834,341	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	842,441
1,550,000	Merrill Lynch Mortgage Trust (1)	5.68%	05/12/39	1,582,784
341,589	Merrill Lynch/Countrywide Commercial Mortgage Trust (1)	5.81%	08/12/49	343,678
24,004	Morgan Stanley Capital I Trust (1)	5.23%	09/15/42	23,988
1,325,323	Morgan Stanley Capital I Trust (1)	5.71%	10/15/42	1,334,802
2,304,792	Morgan Stanley Capital I Trust (1)	5.41%	03/12/44	2,318,875
527,348	Morgan Stanley Capital I Trust (1)	0.33%	07/12/44	524,924
22,288	Morgan Stanley Capital I Trust (1)	5.61%	04/15/49	22,495
156,188	Wachovia Bank Commercial Mortgage Trust (1)	5.18%	07/15/42	156,247
327,989	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	332,301
1,889,008	Wachovia Bank Commercial Mortgage Trust (1)	5.42%	01/15/45	1,899,104
1,830,518	Wachovia Bank Commercial Mortgage Trust (1)	5.56%	03/15/45	1,853,939
582,136	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	605,161
476,100	Wachovia Bank Commercial Mortgage Trust (1)	5.72%	06/15/49	477,157
889,445	Wachovia Bank Commercial Mortgage Trust (1)	5.74%	06/15/49	890,468
	Total Commercial Mortgage-Backed Securities (Cost $25,867,597)			25,603,377

ASSET-BACKED SECURITIES — 43.6%
3,390	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	3,391
1,150,000	Ally Master Owner Trust (1)	1.26%	08/15/17	1,151,103
500,000	Ally Master Owner Trust (1)	0.66%	01/15/19	499,900
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,114,010
2,785,000	American Express Credit Account Master Trust	0.99%	03/15/18	2,785,916
400,000	American Express Credit Account Master Trust (2)	1.29%	03/15/18	400,097
1,072,000	American Express Credit Account Master Trust	0.77%	05/15/18	1,072,509
2,250,000	American Express Credit Account Master Trust	0.98%	05/15/19	2,251,735

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$1,320,000	American Express Issuance Trust II (1)	0.64%	02/15/19	$1,315,372
425,244	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	425,113
1,500,000	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	1,508,069
1,888,000	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,891,428
1,029,536	ARI Fleet Lease Trust (1) (2)	0.49%	01/15/21	1,027,925
685,000	ARI Fleet Lease Trust (2)	0.92%	07/15/21	685,216
877,412	ARI Fleet Lease Trust (2)	0.81%	11/15/22	877,260
650,000	Barclays Dryrock Issuance Trust (1)	0.55%	12/16/19	650,242
2,000,000	Cabela’s Credit Card Master Note Trust (2)	2.39%	06/17/19	2,030,312
500,000	Cabela’s Credit Card Master Note Trust (1)	0.54%	03/16/20	500,369
365,150	Capital Auto Receivables Asset Trust	0.79%	06/20/17	365,284
2,000,000	Capital One Multi-Asset Execution Trust	0.63%	11/15/18	2,000,330
433,000	Capital One Multi-Asset Execution Trust (1)	0.47%	01/15/19	432,161
1,195,000	Capital One Multi-Asset Execution Trust	0.96%	09/16/19	1,195,185
2,000,000	CarMax Auto Owner Trust	1.76%	08/15/17	2,012,900
223,462	CarMax Auto Owner Trust	0.60%	10/16/17	223,325
1,575,000	CarMax Auto Owner Trust	2.20%	10/16/17	1,589,695
2,150,000	CarMax Auto Owner Trust	0.79%	04/16/18	2,149,151
2,000,000	CarMax Auto Owner Trust	0.80%	07/16/18	1,999,878
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	300,964
3,000,000	Chase Issuance Trust	0.54%	10/16/17	3,000,547
686,000	Chase Issuance Trust (1)	0.44%	04/15/19	681,765
1,030,000	Chase Issuance Trust (1)	0.65%	04/15/19	1,023,836
2,600,000	CIT Equipment Collateral (2)	1.13%	07/20/20	2,604,664
1,670,000	Citibank Credit Card Issuance Trust	0.73%	02/07/18	1,671,207
3,500,000	Citibank Credit Card Issuance Trust	5.30%	03/15/18	3,612,490
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	624,939
395,000	CNH Equipment Trust	2.46%	05/15/18	397,040
344,804	CNH Equipment Trust	0.69%	06/15/18	345,061
759,181	CNH Equipment Trust	0.69%	08/15/18	758,051
1,610,000	CNH Equipment Trust	0.91%	05/15/19	1,608,060
850,000	Discover Card Execution Note Trust	0.69%	08/15/18	850,347
483,583	Fifth Third Auto Trust	0.88%	10/16/17	484,054
1,535,000	Fifth Third Auto Trust	0.68%	04/16/18	1,533,327
315,000	Ford Credit Auto Owner Trust	2.27%	01/15/17	316,602
2,000,000	Ford Credit Auto Owner Trust	2.54%	05/15/17	2,014,764
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	506,738
750,000	Ford Credit Auto Owner Trust	2.94%	07/15/18	763,616
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,116,557
715,000	Ford Credit Floorplan Master Owner Trust	1.37%	01/15/18	715,888
1,000,000	GE Dealer Floorplan Master Note Trust (1)	0.59%	04/20/18	999,506
917,562	GE Equipment Transportation LLC	0.81%	09/24/20	917,554
5,670,000	Golden Credit Card Trust (2) (4)	0.79%	09/15/17	5,672,753
886,935	Huntington Auto Trust	1.18%	06/15/17	888,145

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$489,034	John Deere Owner Trust	0.60%	03/15/17	$489,004
2,500,000	John Deere Owner Trust	0.69%	01/15/19	2,501,845
2,390,000	North Carolina State Education Assistance Authority (1)	1.06%	07/25/25	2,404,005
1,463,028	North Carolina State Education Assistance Authority (1)	1.18%	01/26/26	1,470,796
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18	300,087
534,314	Sierra Timeshare Receivables Funding LLC (2)	2.38%	03/20/29	539,506
450,013	Sierra Timeshare Receivables Funding LLC (2)	1.87%	08/20/29	451,508
195,579	SMART Trust Australia (4)	0.84%	09/14/16	195,608
517,036	SMART Trust Australia (1) (4)	0.62%	01/14/17	517,351
165,027	SMART Trust Australia (4)	0.97%	03/14/17	165,093
361,744	TAL Advantage V LLC (2)	1.70%	05/20/39	359,578
926,142	USAA Auto Owner Trust	0.57%	08/15/17	926,135
70,898	Volvo Financial Equipment LLC (2)	1.51%	08/15/17	70,934
675,000	World Financial Network Credit Card Master Trust (1)	0.57%	12/15/19	675,010
2,465,000	World Financial Network Credit Card Master Trust	0.91%	03/16/20	2,465,725
1,000,000	World Omni Auto Receivables Trust	0.79%	07/16/18	1,000,297
680,000	World Omni Auto Receivables Trust	0.85%	08/15/18	680,040
270,000	World Omni Auto Receivables Trust	1.06%	09/16/19	270,256
1,500,000	World Omni Automobile Lease Securitization Trust	1.40%	02/15/19	1,507,292
	Total Asset-Backed Securities (Cost $82,560,832)			82,556,421

AGENCY OBLIGATIONS — 7.0%
354,539	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25	377,921
2,093,995	Federal National Mortgage Association (3)	4.37%	04/01/16	2,119,665
231,335	Federal National Mortgage Association (3)	5.97%	08/01/16	238,916
1,103,814	Government National Mortgage Association	5.46%	07/20/59	1,151,790
538,185	Government National Mortgage Association	5.46%	08/20/59	563,207
837,161	Government National Mortgage Association	5.47%	08/20/59	872,031
2,954,572	Government National Mortgage Association	5.62%	09/20/59	3,107,016
105,763	Government National Mortgage Association	5.59%	11/20/59	111,400
195,270	Government National Mortgage Association	5.72%	06/20/61	206,889
398,784	Government National Mortgage Association	5.16%	06/20/62	426,427
547,205	Government National Mortgage Association	5.41%	06/20/62	571,941
1,133,181	Government National Mortgage Association (1)	2.43%	10/20/63	1,219,787
771,877	Government National Mortgage Association, CMO (1)	0.43%	11/16/35	772,818
217,018	Government National Mortgage Association, CMO	2.21%	12/16/35	217,763
407,115	Small Business Administration (1)	3.83%	09/25/17	412,638
268,453	Small Business Administration (1)	2.83%	06/25/22	281,125
510,246	Small Business Administration (1)	3.58%	08/25/22	544,592
	Total Agency Obligations (Cost $13,264,334)			13,195,926

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS — 34.4%
AUTO MANUFACTURERS — 2.2%
$1,000,000	Ford Motor Credit Co., LLC	3.98%	06/15/16	$1,023,610
1,700,000	Toyota Motor Credit Corp. (4)	2.05%	01/12/17	1,727,324
1,500,000	Volkswagen International Finance NV (2) (4)	1.15%	11/20/15	1,503,594
				4,254,528
BANKS — 10.9%
970,000	Bank of America Corp.	1.50%	10/09/15	972,289
1,350,000	Bank of Nova Scotia (The) (4)	1.30%	07/21/17	1,350,954
900,000	Canadian Imperial Bank of Commerce/Canada (4)	1.35%	07/18/16	905,464
449,000	Capital One Financial Corp.	6.15%	09/01/16	474,047
1,480,000	Citigroup, Inc. (1)	1.24%	07/25/16	1,484,582
1,750,000	Commonwealth Bank of Australia/New York (4)	1.13%	03/13/17	1,752,046
2,000,000	Credit Suisse/New York (4)	1.38%	05/26/17	1,999,074
1,650,000	Export-Import Bank of Korea (4)	1.25%	11/20/15	1,653,392
1,500,000	Goldman Sachs Group, Inc. (The)	3.70%	08/01/15	1,503,192
1,950,000	ING Bank NV (2) (4)	2.00%	09/25/15	1,955,265
1,436,000	JPMorgan Chase & Co.	3.15%	07/05/16	1,465,296
1,540,000	KeyCorp	3.75%	08/13/15	1,544,648
857,000	Morgan Stanley (1)	3.00%	08/30/15	859,927
715,000	Morgan Stanley (1)	3.00%	08/31/15	716,788
500,000	PNC Funding Corp.	4.25%	09/21/15	503,807
975,000	Toronto-Dominion Bank (The) (4)	1.13%	05/02/17	976,846
500,000	Wells Fargo Bank NA (1)	0.62%	03/15/16	500,094
				20,617,711
BEVERAGES — 1.3%
1,098,000	Anheuser-Busch InBev Finance, Inc. (4)	0.80%	01/15/16	1,099,687
1,437,000	Anheuser-Busch InBev Worldwide, Inc. (4)	0.80%	07/15/15	1,437,164
				2,536,851
CHEMICALS — 1.4%
1,000,000	Airgas, Inc.	3.25%	10/01/15	1,003,781
515,000	Airgas, Inc.	2.95%	06/15/16	522,005
1,195,000	Dow Chemical Co. (The)	2.50%	02/15/16	1,206,707
				2,732,493
COMPUTERS — 1.0%
470,000	Apple, Inc.	0.45%	05/03/16	469,837
1,443,000	Hewlett-Packard Co.	2.13%	09/13/15	1,447,841
				1,917,678

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES — 3.5%
$950,000	American Express Credit Corp.	2.75%	09/15/15	$953,704
890,000	American Express Credit Corp. (1)	0.79%	07/29/16	891,553
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	940,479
1,485,000	General Electric Capital Corp. (1)	1.03%	08/11/15	1,484,972
1,015,000	General Electric Capital Corp.	3.35%	10/17/16	1,047,245
1,300,000	National Rural Utilities Cooperative Finance Corp.	1.10%	01/27/17	1,302,916
				6,620,869
ELECTRIC — 2.1%
900,000	Consolidated Edison Co. of New York, Inc.	5.38%	12/15/15	919,173
1,000,000	Georgia Power Co.	0.63%	11/15/15	1,000,157
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,001,379
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,018,991
				3,939,700
FOOD RETAIL — 1.3%
1,500,000	ConAgra Foods, Inc.	1.35%	09/10/15	1,500,761
1,000,000	Kroger Co. (The)	2.20%	01/15/17	1,014,333
				2,515,094
INSURANCE — 1.2%
1,000,000	Principal Life Global Funding II (2)	1.13%	02/24/17	998,869
655,900	Prudential Covered Trust (2)	3.00%	09/30/15	659,370
650,000	Prudential Financial, Inc.	4.75%	09/17/15	655,062
				2,313,301
INTERNET — 0.4%
800,000	eBay, Inc.	0.70%	07/15/15	800,030
				800,030
IRON/STEEL — 0.7%
1,200,000	Vale Overseas Ltd. (4)	6.25%	01/11/16	1,233,060
				1,233,060
MACHINERY DIVERSIFIED — 0.4%
695,000	John Deere Capital Corp.	2.25%	06/07/16	705,005
				705,005
MEDIA — 0.9%
1,500,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,703,322
				1,703,322

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
MINING — 0.7%
$1,245,000	Rio Tinto Finance USA Ltd. (4)	2.25%	09/20/16	$1,263,714
				1,263,714
OIL & GAS — 1.0%
1,000,000	Anadarko Petroleum Corp.	5.95%	09/15/16	1,055,221
800,000	Devon Energy Corp. (1)	0.74%	12/15/15	799,442
				1,854,663
PHARMACEUTICALS — 0.3%
550,000	AbbVie, Inc.	1.20%	11/06/15	550,548
				550,548
PIPELINES — 1.2%
1,405,000	Enterprise Products Operating LLC	3.20%	02/01/16	1,422,324
500,000	Kinder Morgan Inc.	7.00%	06/15/17	543,981
274,000	Plains All American Pipeline LP / PAA Finance Corp.	3.95%	09/15/15	275,565
				2,241,870
REAL ESTATE INVESTMENT TRUSTS — 1.0%
755,000	Essex Portfolio LP	5.50%	03/15/17	803,684
1,000,000	Ventas Realty LP/Ventas Capital Corp.	3.13%	11/30/15	1,008,163
				1,811,847
SEMICONDUCTORS — 0.1%
170,000	Altera Corp.	1.75%	05/15/17	171,292
				171,292
TELECOMMUNICATION SERVICES — 2.8%
1,400,000	America Movil SAB de CV (4)	2.38%	09/08/16	1,419,418
1,000,000	AT&T, Inc.	1.60%	02/15/17	1,004,282
1,500,000	Cisco Systems, Inc. (1)	0.56%	03/03/17	1,502,730
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,414,613
				5,341,043
	Total Corporate Bonds (Cost $65,130,494)			65,124,619

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2015 (Concluded)

Shares	Issuer	Fair Value

REGISTERED INVESTMENT COMPANY — 1.0%
1,921,921	Dreyfus Treasury & Agency Cash Management Fund, 0.01% (5)	$1,921,921
	Total Registered Investment Company (Cost $1,921,921)	1,921,921
	Total Investments in Securities — 99.5% (Cost $188,745,178) *	188,402,264
	Other Assets in excess of Liabilities — 0.5%	952,446
	Net Assets — 100.0%	$189,354,710
	Net Asset Value Per Participation Certificate	$9.96

†	Maturity (date) disclosed represents the final maturity date of the security.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$188,746,288
	Unrealized appreciation	119,339
	Unrealized depreciation	(463,363)
	Net unrealized depreciation	$(344,024)

(1)	Variable or floating rate security. Rate disclosed is as of June 30, 2015.
(2)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(4)	Security is domiciled in a foreign jurisdiction.
(5)	Rate periodically changes. Rate disclosed is the 7 day yield as of June 30, 2015.

CMO	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2015

	Government/REPO	Money Market
	Portfolio	Portfolio

ASSETS
Investments, at amortized cost, which approximates fair value	$—	$349,859,129
Repurchase Agreements, at amortized cost, which approximates fair value	33,608,000	70,000,000
Cash	8	594
Accrued interest receivable	99	72,110
Receivable due from Administrator (Note 4)	3,755	—
Other assets	4,785	24,930
Total Assets	33,616,647	419,956,763

LIABILITIES
Dividends payable	14	7,300
Accrued expenses payable:
Investment advisory fees (Note 4)	—	25,053
Administration fees (Note 4)	—	15,603
Custodian fees (Note 4)	1,378	15,129
Transfer agent fees (Note 4)	139	1,064
Other liabilities	17,459	76,572
Total Liabilities	18,990	140,721

NET ASSETS	$33,597,657	$419,816,042

NET ASSETS CONSIST OF:
Paid-in Capital	$33,597,657	$419,782,624
Accumulated net realized gain on securities sold	—	33,418

TOTAL NET ASSETS	$33,597,657	$419,816,042

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	33,597,657	419,782,624

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2015

	Ultrashort Duration	Ultrashort Duration Bond
	Government Portfolio	Portfolio

ASSETS
Investments, at fair value *	$52,011,238	$188,402,264
Cash	6,958	2,943
Accrued interest receivable	76,292	675,236
Receivable due from Administrator (Note 4)	4,728	—
Receivable for securities sold	—	396,464
Other assets	1,990	9,803
Total Assets	52,101,206	189,486,710

LIABILITIES
Dividends payable	1,798	3,335
Accrued expenses payable:
Investment advisory fees (Note 4)	6,338	28,668
Administration fees (Note 4)	—	10,121
Custodian fees (Note 4)	2,417	5,111
Transfer agent fees (Note 4)	6,758	7,146
Accounting fees (Note 4)	10,416	12,368
Other liabilities	42,046	65,251
Total Liabilities	69,773	132,000

NET ASSETS	$52,031,433	$189,354,710

NET ASSETS CONSIST OF:
Paid-in Capital	$52,058,026	$189,726,360
Accumulated undistributed net investment loss	(63,936)	(13,524)
Accumulated net realized gain/(loss) on securities sold	41,000	(15,212)
Net unrealized depreciation on securities	(3,657)	(342,914)

TOTAL NET ASSETS	$52,031,433	$189,354,710

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	5,204,435	19,006,871

Net Asset Value Per PC (net assets/PCs outstanding)	$10.00	$9.96

* Investments, at cost	$52,014,895	$188,745,178

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) Six Months Ended June 30, 2015

	Government/REPO	Money Market
	Portfolio	Portfolio

INTEREST INCOME	$33,431	$545,046

EXPENSES
Investment advisory and servicing fees (Note 4)	83,792	437,541
Administration fees (Note 4)	20,958	126,181
Custodian fees (Note 4)	3,895	39,960
Audit and tax fees	7,535	31,680
Legal fees	4,879	23,070
Insurance expense	3,675	17,197
S&P Rating fees	3,188	16,362
Fund compliance fees	3,341	16,106
Printing fees	5,188	14,037
Trustee expense	2,009	9,997
Transfer agent fees (Note 4)	346	2,443
Miscellaneous	1,903	726
Total Expenses	140,709	735,300
Less fees waived and/or reimbursed (Note 4)	(111,439)	(293,667)
Net Expenses	29,270	441,633

NET INVESTMENT INCOME	4,161	103,413
NET REALIZED GAIN ON SECURITIES SOLD	—	32,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,161	$135,631

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) Six Months Ended June 30, 2015

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$171,328	$1,137,586

EXPENSES
Investment advisory fees (Note 4)	55,393	211,568
Administration fees (Note 4)	14,149	54,176
Custodian fees (Note 4)	7,095	15,266
Audit and tax fees	7,596	24,890
Legal fees	2,839	7,975
Insurance expense	1,725	4,135
Fund compliance fees	5,008	14,270
Printing fees	2,250	4,045
Trustee expense	1,217	3,442
Transfer agent fees (Note 4)	25,472	30,573
Accounting fees (Note 4)	31,248	33,842
Administration out of pocket expense	12,150	20,823
Miscellaneous	10,378	13,725
Total Expenses	176,520	438,730
Less fees waived and/or reimbursed (Note 4)	(63,329)	(56,510)
Net Expenses	113,191	382,220

NET INVESTMENT INCOME	58,137	755,366
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	57,339	(18,443)
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	(19,541)	(36,364)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,935	$700,559

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$4,161	$12,536
Net increase in net assets resulting from operations	4,161	12,536

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0001 and $0.0001 per PC, respectively	(4,161)	(12,536)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(4,161)	(12,536)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	40,610,000	204,010,722
Reinvestment of dividends	3,918	12,202
Cost of PCs repurchased	(119,063,889)	(221,281,145)
Net decrease in net assets resulting from capital transactions	(78,449,971)	(17,258,221)
Total decrease in net assets	(78,449,971)	(17,258,221)

NET ASSETS:
Beginning of period	112,047,628	129,305,849
End of period	$33,597,657	$112,047,628
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	40,610,000	204,010,722
Reinvestments of dividends	3,918	12,202
PCs repurchased	(119,063,889)	(221,281,145)
Net decrease in PC’s outstanding	(78,449,971)	(17,258,221)

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$103,413	$98,453
Net realized gain on securities sold	32,218	47,626
Net increase in net assets resulting from operations	135,631	146,079

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0004 per PC, respectively	(103,413)	(149,994)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(103,413)	(149,994)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,069,733,867	2,334,994,700
Reinvestment of dividends	80,197	119,580
Cost of PCs repurchased	(1,189,306,718)	(2,382,238,134)
Net decrease in net assets resulting from capital transactions	(119,492,654)	(47,123,854)
Total decrease in net assets	(119,460,436)	(47,127,769)

NET ASSETS:
Beginning of period	539,276,478	586,404,247
End of period	$419,816,042	$539,276,478
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,069,733,867	2,334,994,700
Reinvestments of dividends	80,197	119,580
PCs repurchased	(1,189,306,718)	(2,382,238,134)
Net decrease in PCs outstanding	(119,492,654)	(47,123,854)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$58,137	$112,223
Net realized gain/(loss) on securities sold	57,339	(5,075)
Net change in unrealized appreciation/(depreciation) on securities	(19,541)	83,624
Net increase in net assets resulting from operations	95,935	190,772

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0100 and $0.0181 per PC, respectively	(45,304)	(150,208)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(45,304)	(150,208)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	18,761,664	38,461,665
Reinvestment of dividends	30,406	108,901
Cost of PCs repurchased	(44,814,811)	(36,267,639)
Net increase/(decrease) in net assets resulting from capital transactions	(26,022,741)	2,302,927
Total increase/(decrease) in net assets	(25,972,110)	2,343,491

NET ASSETS:
Beginning of period	78,003,543	75,660,052
End of period	$52,031,433	$78,003,543
Accumulated undistributed net investment loss	$(63,936)	$(76,769)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,876,057	3,846,851
Reinvestments of dividends	3,041	10,893
PCs repurchased	(4,484,466)	(3,625,451)
Net increase/(decrease) in PCs outstanding	(2,605,368)	232,293

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$755,366	$506,826
Net realized gain/(loss) on securities sold	(18,443)	91,244
Net change in unrealized depreciation on securities	(36,364)	(262,309)
Net increase in net assets resulting from operations	700,559	335,761

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0351 and $0.0341 per PC, respectively.	(768,890)	(487,692)
From net realized capital gains $0.0000 and $0.0035 per PC, respectively.	—	(62,351)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(768,890)	(550,043)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	157,664,832	232,965,575
Reinvestment of dividends	727,791	477,315
Cost of PCs repurchased	(147,946,983)	(159,964,182)
Net increase in net assets resulting from capital transactions	10,445,640	73,478,708
Total increase in net assets	10,377,309	73,264,426

NET ASSETS:
Beginning of period	178,977,401	105,712,975
End of period	$189,354,710	$178,977,401
Accumulated undistributed net investment loss	$(13,524)	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	15,817,029	23,343,826
Reinvestments of dividends	73,014	47,851
PCs repurchased	(14,846,769)	(16,029,380)
Net increase in PCs outstanding	1,043,274	7,362,297

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year	Year	Year	Year	Year
	6/30/15	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0001	0.0001	0.0003	0.0009	0.0003	0.001
Net Realized Gain (Loss) on Investments	—	—	—	—	—	—
Total From Investment Operations	0.0001	0.0001	0.0003	0.0009	0.0003	0.001

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0001)	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)
Total Dividends and Distributions	(0.0001)	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.01%	0.01%	0.03%	0.09%	0.03%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$33,598	$112,048	$129,306	$208,905	$177,330	$124,177
Ratio of Net Expenses to Average Net Assets (1)	0.07%**	0.05%	0.06%	0.10%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets (2)	0.01%**	0.01%	0.03%	0.09%	0.03%	0.09%

*                 Not Annualized.

**          Annualized.

(1)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.34% annualized for the six months ended June 30, 2015 and 0.32%, 0.30%, 0.29%, 0.30%, and 0.30% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(2)         Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.26)% annualized for the six months ended June 30, 2015 and (0.26)%, (0.21)%, (0.10)%, (0.20)%, and (0.11)% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0002		0.0003	0.0004	0.001	0.001	0.002
Net Realized Gain (Loss) on Investments	—	(1)	—	—	—	—	—
Total From Investment Operations	0.0002		0.0003	0.0004	0.001	0.001	0.002

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0002)		(0.0003)	(0.0004)	(0.001)	(0.001)	(0.002)
Total Dividends and Distributions	(0.0002)		(0.0003)	(0.0004)	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.02%		0.03%	0.04%	0.11%	0.09%	0.15%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$419,816		$539,276	$586,404	$839,926	$970,715	$1,134,728
Ratio of Net Expenses to Average Net Assets (2)	0.17	%**	0.17%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets (3)	0.04	%**	0.02%	0.03%	0.11%	0.09%	0.13%

*	Not Annualized.

**	Annualized.

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.29% annualized for the six months ended June 30, 2015 and 0.27%, 0.25%, 0.23%, 0.22%, and 0.22% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.08)% annualized for the six months ended June 30, 2015 and (0.09)%, (0.04)%, 0.05%, 0.03%, and 0.08% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months
	Ended		Year	Year	For the Period
	6/30/15		Ended	Ended	March 7, 2012*
	(Unaudited)		12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.99		$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income (1)	0.01		0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.01		0.01	(0.04)	0.05
Total From Investment Operations	0.02		0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.01)		(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	—		—	— (2)	(0.01)
Total Dividends and Distributions	(0.01)		(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$10.00		$9.99	$9.98	$10.02
Total Return	0.20	%**	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$52,031		$78,004	$75,660	$72,866
Ratio of Net Expenses to Average Net Assets (3)	0.40	%***	0.40%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.21	%***	0.15%	0.23%	0.36	%***
Portfolio turnover rate	25	%**	69%	76%	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.62% annualized for the six months ended June 30, 2015 and 0.58%, 0.56% and 0.59% for the years ended December 31, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been (0.02)% annualized for the six months ended June 30, 2015 and (0.02)%, 0.07% and 0.17% for the years ended December 31, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months
	Ended		Year	Year	For the Period
	6/30/15		Ended	Ended	March 6, 2012*
	(Unaudited)		12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.96		$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income (1)	0.03		0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.01		—	(0.02)	0.02
Total From Investment Operations	0.04		0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.04)		(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	—		— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.04)		(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.96		$9.96	$9.97	$10.01
Total Return	0.35	%**	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$189,355		$178,977	$105,713	$115,470
Ratio of Net Expenses to Average Net Assets (3)	0.35	%***	0.36%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.70	%***	0.31%	0.56%	0.74	%***
Portfolio turnover rate	97	%**	59%	132%	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.40% annualized for the six months ended June 30, 2015 and 0.43%, 0.54% and 0.48% for the years ended December 31, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.64% annualized for the six months ended June 30, 2015 and 0.24%, 0.42% and 0.66% for the years ended December 31, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, when it represents the best estimate of fair value. The Government/Repo Portfolio and Money Market Portfolio seek to maintain a continuous NAV of $1.00 and have adopted certain investment policies, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance that such portfolios will maintain a stable NAV of $1.00.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Continued)

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The tax character of distributions for the period of January 1, 2015 through June 30, 2015 will be determined at the end of the Portfolios fiscal year.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreements, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, realization of the collateral by the company may be delayed or limited. At June 30, 2015, the Portfolios held repurchase agreements, which are included in Repurchase Agreements, at amortized cost, which approximates fair value in the Statement of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at June 30, 2015 and is disclosed in the Schedule of Investments.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•              Level 1 – quoted prices in active markets for identical securities

•              Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Continued)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed- income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2015 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2015	Price	Inputs	Inputs

Government/REPO Portfolio
Investments in Securities*	$33,608,000	$—	$33,608,000	$—

Money Market Portfolio
Investments in Securities*	$419,859,129	$—	$419,859,129	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$23,416,948	$—	$23,416,948	$—
Agency Obligations	23,468,539	—	23,468,539	—
Registered Investment Company	5,125,751	5,125,751	—	—
	$52,011,238	$5,125,751	$46,885,487	$—

Ultrashort Duration Bond Portfolio
Commercial Mortgage-Backed Securities	$25,603,377	$—	$25,603,377	$—
Asset-Backed Securities	82,556,421	—	82,556,421	—
Agency Obligations	13,195,926	—	13,195,926	—
Corporate Bonds	65,124,619	—	65,124,619	—
Registered Investment Company	1,921,921	1,921,921	—	—
	$188,402,264	$1,921,921	$186,480,343	$—

*  Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Continued)

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the net asset value and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points of the average net assets up to $1 billion, 16.0 basis points of the average net assets between $1 billion and $2 billion, and 15.5 basis points of the average net assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios (the “Ultrashort Portfolios”) investment advisor. As compensation for its services the Ultrashort Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Ultrashort Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Continued)

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Ultrashort Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2016 without the consent of the Board of Trustees of the Fund.

BALLC, Merganser and the Administrator will not recoup any previously waived or reimbursed fees/expenses (past or present) in any subsequent years.

As a result of the foregoing waivers and reimbursements, for the six months ended June 30, 2015, the Administrator waived $20,958, $25,236 and $14,149 which the Administrator was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio and Ultrashort Duration Government Portfolio, respectively. In addition, the Administrator reimbursed expenses of $7,746 and $34,336 for the Government/REPO Portfolio and Ultrashort Duration Government Portfolio, respectively. BALLC waived $82,735 and $268,431 of advisory fees for the Government/ REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2015. Merganser waived $14,844 and $56,510 of advisory fees for the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2015.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FCS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of FCS.

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FCS, provides Fund Treasurer and Principal Financial Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2011, 2012, 2013 and 2014 for the Government/REPO and Money Market Portfolios and 2012, 2013 and 2014 for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Continued)

The tax character of distributions paid by the Portfolios during the year ended December 31, 2014 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains

Government/REPO Portfolio
2014	$12,536	$—

Money Market Portfolio
2014	$149,994	$—

Ultrashort Duration Government Portfolio
2014	$150,208	$—

Ultrashort Duration Bond Portfolio
2014	$550,043	$—

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings
Government/REPO Portfolio	$—	$—	$—	$—	$—
Money Market Portfolio	1,200	—	—	—	1,200
Ultrashort Duration Government Portfolio	698	15,660	(16,115)	(77,467)	(77,224)
Ultrashort Duration Bond Portfolio	4,341	(307,660)	—	—	(303,319)

Other temporary differences are related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $77,467 is late-year ordinary losses deferral.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of December 31, 2014, the Ultrashort Duration Government Portfolio had post-enactment capital loss carryforwards of $16,115, of which $12,052 are short-term capital losses and $4,063 are long-term capital losses and have an unlimited period of capital loss carryforward.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2015 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$6,691,899	$—	$16,867,046	$—
Ultrashort Duration Bond Portfolio	123,125,790	85,042,684	123,936,855	56,150,166

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2015

(Concluded)

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. Money Market Reform

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Government/REPO Portfolio and the Money Market Fund Portfolio. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based NAV (i.e., a floating NAV). Other types of money market funds may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments will also permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional).

Fund management continues to evaluate the impact of such amendments on the Fund’s operations, financial statements and accompanying notes. At this time, the Fund does not anticipate there will be a significant impact to the Government/REPO Portfolio, however, there could be a significant impact to the Money Market Portfolio, including a requirement that the Money Market Portfolio transacts PCs based on a market-based NAV instead of the amortized cost valuation method.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2015

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2015	June 30, 2015	June 30, 2015*
Actual	$1,000.00	$1,000.10	$0.35
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2015	June 30, 2015	June 30, 2015*
Actual	$1,000.00	$1,000.20	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.85

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2015

(Concluded)

Ultrashort Duration Government Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2015	June 30, 2015	June 30, 2015*
Actual	$1,000.00	$1,002.00	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2015	June 30, 2015	June 30, 2015*
Actual	$1,000.00	$1,003.50	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

*       Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2015

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	100.0%	$33,608,000
Liabilities in excess of Other Assets	(0.0)%*	(10,343)
Net Assets	100.0%	$33,597,657

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$33,608,000	100.0%
	$33,608,000	100.0%

Weighted Average Maturity - 1 day

*	Less than 0.1%.
(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government/REPO Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2015

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Commercial Paper - Asset Backed Securities	25.0%	$104,958,252
Commercial Paper - Financial Companies	24.5	102,958,450
Bank Obligations - Yankee Certificates of Deposit	19.5	82,000,000
Repurchase Agreements	16.7	70,000,000
Bank Obligations - Certificates of Deposit	6.0	25,000,000
Time Deposit	3.3	13,933,000
Variable Rate Obligation	2.4	10,000,000
Agency Obligation	1.4	6,023,871
U.S. Treasury Obligation	1.2	4,985,556
Total Investments in Securities	100.0%	$419,859,129
Liabilities in excess of Other Assets	(0.0)%*	(43,087)
Net Assets	100.0%	$419,816,042

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$154,933,000	36.9%
8 - 14 days	18,000,000	4.3
15 - 30 days	26,524,000	6.3
31 - 60 days	41,000,000	9.8
61 - 90 days	61,000,000	14.5
91 - 120 days	41,500,000	9.9
121 - 150 days	34,000,000	8.1
Over 150 days	43,000,000	10.2
	$419,957,000	100.0%

Weighted Average Maturity - 33 days

*	Less than 0.1%.
(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2015

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	45.1%	$23,468,539
U.S. Treasury Obligations	45.0	23,416,948
Registered Investment Company	9.9	5,125,751
Total Investments in Securities	100.0%	$52,011,238
Other Assets in excess of Liabilities	0.0%*	20,195
Net Assets	100.0%	$52,031,433

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Asset-Backed Securities	43.6%	$82,556,421
Corporate Bonds	34.4	65,124,619
Commercial Mortgage-Backed Securities	13.5	25,603,377
Agency Obligations	7.0	13,195,926
Registered Investment Company	1.0	1,921,921
Total Investments in Securities	99.5%	$188,402,264
Other Assets in excess of Liabilities	0.5%	952,446
Net Assets	100.0%	$189,354,710

Geographical Summary Table

Country	% of Net Assets	Market Value
United States	85.3%	$161,574,457
Canada	4.7	8,906,017
Australia	2.1	3,893,812
Netherlands	1.8	3,458,859
Belgium	1.3	2,536,851
Switzerland	1.1	1,999,074
Japan	0.9	1,727,324
South Korea	0.9	1,653,392
Mexico	0.7	1,419,418
Brazil	0.7	1,233,060
Total Investments in Securities	99.5%	$188,402,264
Other Assets in excess of Liabilities	0.5%	952,446
Net Assets	100.0%	$189,354,710

*            Less than 0.1%

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2015

Approval of Investment Advisory Agreement

Background and Approval Process. BlackRock Advisors, LLC (“BALLC”) and Merganser Capital Management, LLC (“Merganser”) (each an “Advisor” and collectively the “Advisors”) serve as Investment Advisors to Plan Investment Fund, Inc. (the “Fund”). BALLC serves as the Investment Advisor to the Government/REPO Portfolio and the Money Market Portfolio and Merganser serves as the Investment Advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Fund. The Advisory Agreements were initially approved by the Board of Trustees (“Board” or the “Trustees”) at the inception of each Fund for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Fund were most recently considered by the Board at a meeting held on March 19, 2015.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisors, including compliance with legal requirements, (ii) short-term and long-term performance of each Portfolio relative to peer groups and market indices, (iii) the costs of the services provided and the Advisors’ profitability with respect to the management of each Portfolio, (iv) the extent to which the Advisors have in the past or are likely in the future to experience economies of scale in connection with the investment advisory services provided to each Portfolio, (v) the expense ratios of each Portfolio as compared with the expense ratios of their peer group and (vi) any benefits to the Advisors and their affiliates from their relationship with the Portfolios. The information provided by the Advisors in response to the Board’s requests supplemented information received by the Board throughout the year, both in writing and in meetings, regarding the Portfolios, including Portfolio performance, expense ratios, portfolio composition and regulatory compliance. The Independent Trustees, through their independent legal counsel, then held conferences with each Advisor to discuss follow-up questions to which they received responses in advance of the March Board meeting.

At the March Board meeting, representatives of each Advisor discussed certain responses with the Trustees and responded to their further questions. The Trustees considered the factors set out in case law and identified by the Securities and Exchange Commission as most relevant in considering the renewal of investment advisory agreements. The Trustees considered these and other factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of the applicable Portfolio.

Nature, Extent and Quality of Services. As part of the Board’s decision-making process, the Trustees noted that the Advisors have managed the Portfolios since their inception, and the Trustees believe that a long-term relationship with capable, conscientious investment advisers is in the best interests of the Portfolios. The Trustees also considered that Participant Certificate holders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Trustees also noted that when Participant Certificate holders invest in a Portfolio, they know the advisory fee that is paid by the Portfolio. In this connection, the Trustees considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participant Certificate holders. The Trustees concluded that each Portfolio is managed consistent with its investment objective and policies.

The Trustees reviewed information regarding various services provided by the Advisors to the Portfolios, including organizational charts and background information on personnel performing such services as well as their education and experience. The Trustees also reviewed each Portfolio’s performance and information regarding the Advisors’ investment programs. The Trustees considered the depth and quality of the Advisors’ investment processes, the overall stability of the each organization, and the experience, capability and integrity of its senior management. The Trustees reviewed the Fund’s compliance program and each Advisor’s commitment to a rigorous compliance effort and the resultant compliance by the Portfolios and the Advisors with legal requirements. The reputation of BALLC and Merganser and their financial resources also were taken into consideration.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under its Advisory Agreement were of a high level and were very satisfactory.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2015

(Continued)

Investment Performance of the Portfolios and the Advisors. The Trustees noted that they review data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Trustees reviewed and considered information about the investment performance of each Portfolio, as well as the performance of funds with similar investment classifications and objectives (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper, Inc. (“Lipper”), an independent provider of data to mutual fund boards. The Trustees also considered performance information through February 2015 that was provided by the Fund’s administrator. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

Fees, Expenses and Profitability. The Trustees reviewed expense data compiled from Lipper and information provided by the Advisors regarding the Portfolios’ advisory fees and expense ratios, including information regarding any expense caps for the Portfolios. The Trustees reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with similar asset levels and expense structures. The Trustees also reviewed information provided by BALLC and Merganser regarding the services rendered and the fee rates offered to other clients, including other money market portfolios and other ultrashort duration portfolios. The Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

The Trustees reviewed information concerning the estimated profitability to each Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Trustees reviewed data regarding the Advisor’s variable and fixed expenses. The Trustees also recognized that individual fund or product line profitability of other advisors is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Trustees concluded that the level of estimated profitability to each Advisor under the Advisory Agreements was reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees considered information regarding staffing of the advisors and their investment in technology to the benefit of the Portfolios. It also considered information in the Lipper report regarding economies of scale. The Trustees concluded that the Portfolios’ Participant Certificate holders share in the additional services, investment in talented employees and capital improvements provided by the Advisors without an increase in advisory fees.

Indirect Benefits to the Advisors from their Relationship to the Portfolios. The Trustees considered information regarding any indirect benefits to the Advisors that could be identified from their relationship to the Portfolios. Based on their review, including their consideration of each of the factors referred to above, the Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Agreement is in the best interests of each Portfolio. No single factor was determinative in the Board’s analysis.

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2015

Board of Trustees

Dorothy A. Coleman

Executive Vice President

and Chief Financial Officer

Excellus Blue Cross Blue Shield

David A. Cote

Assistant Vice President

and Assistant Treasurer

Blue Cross Blue Shield of South Carolina

Nanette P. DeTurk

Chief Administrative & Strategy Officer

and Treasurer

Highmark Health

John F. Giblin

Executive Vice President

and Chief Financial Officer

BlueCross BlueShield of Tennessee, Inc.

Robert J. Kolodgy

Senior Vice President of Financial Services and

Government Programs and Chief Financial Officer

Blue Cross Blue Shield Association

Alan Krigstein

Executive Vice President,

Chief Financial Officer and Treasurer

Independence Blue Cross

Jeffery T. Leber

Chief Financial Officer

Blue Cross & Blue Shield of Mississippi

Gerard T. Mallen

Treasurer and Finance Division

Senior Vice President

Health Care Service Corporation

Vincent P. Price

Executive Vice President

and Chief Financial Officer

Cambia Health Solutions, Inc.

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer

Blue Cross Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ULTRASHORT DURATION BOND PORTFOLIO AND

Merganser Capital Management, LLC

Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a)           Schedule of Investments included in Item 1.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their  evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-

3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	August 28, 2015

By:	/s/Christopher W. Roleke
Name:	Christopher W. Roleke, Treasurer
Title:	Principal Financial Officer
Date:	August 28, 2015

EXHIBIT INDEX

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.